D3 Assets pledged as collateral	12 Months Ended
Dec. 31, 2025
Disclosure Assets Pledged As Collateral [Abstract]
D3 Assets pledged as collateral

Assets pledged as collateral

	2025	2024

Chattel mortgages 1)	7,651	7,697

Bank deposits	384	1,443

Marketable securities	660	298
Total	8,695	9,438
1) See also note G1 ”Post-employment benefits.”